Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices

Following the Merger, we generally grant annual equity awards, including stock options, in January of each year. We also grant stock options as new hire awards as of their date of employment commencement. Employees, including the NEOs, may enroll to purchase shares under the terms of our 2024 Employee Stock Purchase Plan, as amended (the “ESPP”), with purchase dates generally occurring during open trading windows in June and December of each year using payroll deductions accumulated during the prior six-month period. During 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Following the Merger, we generally grant annual equity awards, including stock options, in January of each year. We also grant stock options as new hire awards as of their date of employment commencement. Employees, including the NEOs, may enroll to purchase shares under the terms of our 2024 Employee Stock Purchase Plan, as amended (the “ESPP”), with purchase dates generally occurring during open trading windows in June and December of each year using payroll deductions accumulated during the prior six-month period
Award Timing Predetermined	false
Award Timing, How MNPI Considered	During 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false